UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)

Reinhart Genesis PMV Fund
Advisor Class | RPMFX
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Reinhart Genesis PMV Fund for the period of June 1, 2025, to May 31, 2026.  You can find additional information about the Fund at https://www.reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$111	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Genesis PMV Fund – Advisor Class generated a return of +33.93% for the twelve-month period ended May 31, 2026, outperforming the Russell 3000 Index return of +29.45% over the same period. One of the more notable developments in the prior year was the continued broadening of the market. After a long period in which market leadership was unusually narrow and concentrated in a small number of very large companies, small caps and value-oriented stocks participated more meaningfully. This is a welcome change. Indeed, given our focus on smaller-capitalization companies and Private Market Value valuation discipline, we would highlight these two stylistic tailwinds during the period: 1) most notably smaller-capitalization companies outperformed larger-capitalization companies by over 1420 bps during the period (Russell 2000 Index +43.08% vs. Russell 1000 Index +28.85%) and 2) to a lesser degree Value outperformed Growth by 10 bps (Russell 3000 Value Index +29.21% vs. Russell 3000 Growth Index +29.11%). Within the portfolio, positive selection effect more than offset negative allocation effect. At the sector level, Information Technology and Consumer Staples were the largest relative contributors while Financials was the only notable detractor during the period. Indeed, several holdings have been meaningful beneficiaries of the broader enthusiasm around Artificial Intelligence (AI) infrastructure, semiconductor capital spending, and the recovery in selected technology end markets. Finally, given continued market volatility with macro uncertainty and AI disruption, portfolio activity remained elevated with nine new purchases and seven complete sales during the trailing fiscal year.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Reinhart Genesis PMV Fund	PAGE 1	TSR-AR-56166Y230

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2018)
Advisor Class (without sales charge)	33.93	12.70	12.13
Russell 3000 Total Return	29.45	12.92	14.81
Russell 2000 Value Total Return	44.36	7.27	8.55
Visit https://www.reinhartfunds.com for more recent performance information.
1	The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$713,804,642
Number of Holdings	37
Net Advisory Fee	$4,182,407
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Industry*	(%)**
Industrials	26.2%
Financials	22.7%
Information Technology	18.2%
Consumer Discretionary	13.6%
Health Care	8.3%
Real Estate	3.4%
Communication Services	2.0%
Energy	1.6%
Cash & Other	4.0%

Top 10 Issuers	(%)**
Silicon Motion Technology	6.7%
Paycom Software, Inc.	4.3%
First Citizens BancShares	4.2%
YETI Holdings, Inc.	4.1%
Axcelis Technologies, Inc.	4.0%
Modine Manufacturing	3.8%
Lantheus Holdings	3.6%
Landstar System, Inc.	3.3%
Skyward Specialty Insurance Group, Inc.	3.2%
Euronet Worldwide	3.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart Genesis PMV Fund	PAGE 2	TSR-AR-56166Y230

Reinhart Genesis PMV Fund
Investor Class | RPMAX
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Reinhart Genesis PMV Fund for the period of June 1, 2025, to May 31, 2026.  You can find additional information about the Fund at https://www.reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$140	1.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Genesis PMV Fund – Investor Class generated a return of +33.67% for the twelve-month period ended May 31, 2026, outperforming the Russell 3000 Index return of +29.45% over the same period. One of the more notable developments in the prior year was the continued broadening of the market. After a long period in which market leadership was unusually narrow and concentrated in a small number of very large companies, small caps and value-oriented stocks participated more meaningfully. This is a welcome change. Indeed, given our focus on smaller-capitalization companies and Private Market Value valuation discipline, we would highlight these two stylistic tailwinds during the period: 1) most notably smaller-capitalization companies outperformed larger-capitalization companies by over 1420 bps during the period (Russell 2000 Index +43.08% vs. Russell 1000 Index +28.85%) and 2) to a lesser degree Value outperformed Growth by 10 bps (Russell 3000 Value Index +29.21% vs. Russell 3000 Growth Index +29.11%). Within the portfolio, positive selection effect more than offset negative allocation effect. At the sector level, Information Technology and Consumer Staples were the largest relative contributors while Financials was the only notable detractor during the period. Indeed, several holdings have been meaningful beneficiaries of the broader enthusiasm around Artificial Intelligence (AI) infrastructure, semiconductor capital spending, and the recovery in selected technology end markets. Finally, given continued market volatility with macro uncertainty and AI disruption, portfolio activity remained elevated with nine new purchases and seven complete sales during the trailing fiscal year.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Reinhart Genesis PMV Fund	PAGE 1	TSR-AR-56166Y248

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2018)
Investor Class (without sales charge)	33.67	12.42	11.84
Russell 3000 Total Return	29.45	12.92	14.81
Russell 2000 Value Total Return	44.36	7.27	8.55
Visit https://www.reinhartfunds.com for more recent performance information.
1	The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$713,804,642
Number of Holdings	37
Net Advisory Fee	$4,182,407
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Industry*	(%)**
Industrials	26.2%
Financials	22.7%
Information Technology	18.2%
Consumer Discretionary	13.6%
Health Care	8.3%
Real Estate	3.4%
Communication Services	2.0%
Energy	1.6%
Cash & Other	4.0%

Top 10 Issuers	(%)**
Silicon Motion Technology	6.7%
Paycom Software, Inc.	4.3%
First Citizens BancShares	4.2%
YETI Holdings, Inc.	4.1%
Axcelis Technologies, Inc.	4.0%
Modine Manufacturing	3.8%
Lantheus Holdings	3.6%
Landstar System, Inc.	3.3%
Skyward Specialty Insurance Group, Inc.	3.2%
Euronet Worldwide	3.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart Genesis PMV Fund	PAGE 2	TSR-AR-56166Y248

Reinhart International PMV Fund
Advisor Class | RPMYX
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Reinhart International PMV Fund for the period of June 1, 2025, to May 31, 2026.  You can find additional information about the Fund at https://www.reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$107	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart International PMV Fund – Advisor Class generated a return of +24.82% for the twelve-month period ended May 31, 2026, lagging the MSCI ACWI ex-US Index return of +32.77% over the same period. We are pleased with solid absolute and relative performance for the period as we have surpassed a three-year track record for the fund, a meaningful achievement. Within the portfolio, selection effect and allocation effect were both negative. At the sector level, Consumer Discretionary, Financials, and Industrials were the largest relative detractors while Information Technology, Health Care, and Communication Services were contributors. Similar to our domestic portfolios, several holdings have been meaningful beneficiaries of the broader enthusiasm around Artificial Intelligence (AI) infrastructure, semiconductor capital spending, and the recovery in selected technology end markets, including Silicon Motion Technology and Taiwan Semiconductor. However, this was more than offset by negative callouts including B&M European Value Retail, Euronet Worldwide, Jeronimo Martins and ConvaTec Group.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Reinhart International PMV Fund	PAGE 1	TSR-AR-56167N365

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/31/2022)
Advisor Class (without sales charge)	24.82	14.72
MSCI AC WORLD INDEX ex USA Net (USD)	32.77	14.82
Morningstar Global ex-US Target Market Exposure NR USD	32.51	14.72
Visit https://www.reinhartfunds.com for more recent performance information.
1	The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$2,279,856
Number of Holdings	29
Net Advisory Fee	$0
Portfolio Turnover	32%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Industry*	(%)**
Information Technology	19.7%
Consumer Discretionary	18.2%
Financials	17.5%
Industrials	13.5%
Health Care	10.0%
Communication Services	9.6%
Consumer Staples	8.9%
Cash & Other	2.6%

Top 10 Issuers	(%)**
Silicon Motion Technology	9.7%
ICON PLC	4.8%
Mercari	4.7%
Jeronimo Martins SGPS SA	4.6%
Taiwan Semiconductor Manufacturing	4.6%
Edenred	4.3%
Arca Continental SAB de CV	4.3%
JD Logistics	4.0%
Accor SA	3.8%
Horiba Ltd.	3.6%

Top 10 Countries	(%)**
Taiwan	14.3%
Japan	12.4%
France	10.7%
United Kingdom	10.7%
Ireland	7.5%
China	6.7%
Mexico	6.4%
United States	5.0%
Portugal	4.6%
Canada	4.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart International PMV Fund	PAGE 2	TSR-AR-56167N365

Reinhart Midcap PMV Fund
Advisor Class | RPMVX
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2025, to May 31, 2026.  You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$108	1.05%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Mid Cap PMV Fund – Advisor Class generated a return of +5.94% for the twelve-month period ended May 31, 2026, underperforming the Russell 3000 Index return of +29.45% over the same period. Much of what drove the period’s underperformance is not enough portfolio exposure to direct Artificial Intelligence (AI) beneficiaries on those binary trading days when it seems that thematic trade is all that matters. Indeed, the Technology sector within the Russell 3000 Index increased an eye-popping 55.52% during the trailing-twelve-months. Hindsight is 20/20 and being underweight AI-exposed stocks has been a mistake and a massive performance headwind. Our reluctance has not been because we do not “believe in AI.” We are daily users of the technology within our research process here and continue aggressively exploring how to harness it more effectively. The barrier was more our rigid adherence to a bottom-up fundamental philosophy that eschews top-down sector focus on thematic trading. We underestimated the degree to which the narrative of AI winners and losers would become the most important factor in the market, and we should have been quicker to adjust our process to incorporate the transformative nature of this new technology in our portfolio positioning, without relinquishing our focus on competitive advantage and free cash flow generation. Within the portfolio, allocation and selection were negative. At the sector level, Industrials, Information Technology, and Financials were the largest relative detractors while Consumer Staples, Consumer Discretionary, and Energy were modest contributors. Regarding stock selection, several detractors – including Paycom, Insperity, Transunion, SS&C Technologies, Cognizant, LPL Financial, FIS and Intercontinental Exchange – are all viewed to be on the wrong side of AI.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Reinhart Midcap PMV Fund	PAGE 1	TSR-AR-56166Y834

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class (without sales charge)	5.94	2.98	6.20
Russell 3000 Total Return	29.45	12.92	15.12
Russell Midcap Value Total Return	27.21	8.57	10.40
Visit https://reinhartfunds.com for more recent performance information.
1	The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$88,021,966
Number of Holdings	42
Net Advisory Fee	$666,898
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Industry*	(%)**
Industrials	29.0%
Financials	22.3%
Consumer Staples	9.5%
Real Estate	7.9%
Information Technology	7.5%
Consumer Discretionary	6.9%
Health Care	5.8%
Utilities	2.7%
Materials	2.2%
Cash & Other	6.2%

Top 10 Issuers	(%)**
Paycom Software, Inc.	4.1%
Sensata Technologies Holding	3.6%
Affiliated Managers Group	3.3%
Microchip Technology, Inc.	3.3%
Lantheus Holdings	3.1%
Coca-Cola Consolidated, Inc.	3.1%
TransUnion	3.0%
Camden Property Trust - REIT	2.9%
Keysight Technologies, Inc.	2.9%
Tapestry, Inc.	2.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart Midcap PMV Fund	PAGE 2	TSR-AR-56166Y834

Reinhart Midcap PMV Fund
Institutional Class | RPMNX
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2025, to May 31, 2026.  You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Mid Cap PMV Fund – Institutional Class generated a return of +6.12% for the twelve-month period ended May 31, 2026, underperforming the Russell 3000 Index return of +29.45% over the same period. Much of what drove the period’s underperformance is not enough portfolio exposure to direct Artificial Intelligence (AI) beneficiaries on those binary trading days when it seems that thematic trade is all that matters. Indeed, the Technology sector within the Russell 3000 Index increased an eye-popping 55.52% during the trailing-twelve-months. Hindsight is 20/20 and being underweight AI-exposed stocks has been a mistake and a massive performance headwind. Our reluctance has not been because we do not “believe in AI.” We are daily users of the technology within our research process here and continue aggressively exploring how to harness it more effectively. The barrier was more our rigid adherence to a bottom-up fundamental philosophy that eschews top-down sector focus on thematic trading. We underestimated the degree to which the narrative of AI winners and losers would become the most important factor in the market, and we should have been quicker to adjust our process to incorporate the transformative nature of this new technology in our portfolio positioning, without relinquishing our focus on competitive advantage and free cash flow generation. Within the portfolio, allocation and selection were negative. At the sector level, Industrials, Information Technology, and Financials were the largest relative detractors while Consumer Staples, Consumer Discretionary, and Energy were modest contributors. Regarding stock selection, several detractors – including Paycom, Insperity, Transunion, SS&C Technologies, Cognizant, LPL Financial, FIS and Intercontinental Exchange – are all viewed to be on the wrong side of AI.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE  (Initial Investment of $1,000,000)
Reinhart Midcap PMV Fund	PAGE 1	TSR-AR-56167N654

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/29/2017)
Institutional Class (without sales charge)	6.12	3.12	5.74
Russell 3000 Total Return	29.45	12.92	14.73
Russell Midcap Value Total Return	27.21	8.57	9.81
Visit https://reinhartfunds.com for more recent performance information.
1	The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$88,021,966
Number of Holdings	42
Net Advisory Fee	$666,898
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Industry*	(%)**
Industrials	29.0%
Financials	22.3%
Consumer Staples	9.5%
Real Estate	7.9%
Information Technology	7.5%
Consumer Discretionary	6.9%
Health Care	5.8%
Utilities	2.7%
Materials	2.2%
Cash & Other	6.2%

Top 10 Issuers	(%)**
Paycom Software, Inc.	4.1%
Sensata Technologies Holding	3.6%
Affiliated Managers Group	3.3%
Microchip Technology, Inc.	3.3%
Lantheus Holdings	3.1%
Coca-Cola Consolidated, Inc.	3.1%
TransUnion	3.0%
Camden Property Trust - REIT	2.9%
Keysight Technologies, Inc.	2.9%
Tapestry, Inc.	2.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart Midcap PMV Fund	PAGE 2	TSR-AR-56167N654

Reinhart Midcap PMV Fund
Investor Class | RPMMX
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2025, to May 31, 2026.  You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$134	1.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Mid Cap PMV Fund – Investor Class generated a return of +5.69% for the twelve-month period ended May 31, 2026, underperforming the Russell 3000 Index return of +29.45% over the same period. Much of what drove the period’s underperformance is not enough portfolio exposure to direct Artificial Intelligence (AI) beneficiaries on those binary trading days when it seems that thematic trade is all that matters. Indeed, the Technology sector within the Russell 3000 Index increased an eye-popping 55.52% during the trailing-twelve-months. Hindsight is 20/20 and being underweight AI-exposed stocks has been a mistake and a massive performance headwind. Our reluctance has not been because we do not “believe in AI.” We are daily users of the technology within our research process here and continue aggressively exploring how to harness it more effectively. The barrier was more our rigid adherence to a bottom-up fundamental philosophy that eschews top-down sector focus on thematic trading. We underestimated the degree to which the narrative of AI winners and losers would become the most important factor in the market, and we should have been quicker to adjust our process to incorporate the transformative nature of this new technology in our portfolio positioning, without relinquishing our focus on competitive advantage and free cash flow generation. Within the portfolio, allocation and selection were negative. At the sector level, Industrials, Information Technology, and Financials were the largest relative detractors while Consumer Staples, Consumer Discretionary, and Energy were modest contributors. Regarding stock selection, several detractors – including Paycom, Insperity, Transunion, SS&C Technologies, Cognizant, LPL Financial, FIS and Intercontinental Exchange – are all viewed to be on the wrong side of AI.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Reinhart Midcap PMV Fund	PAGE 1	TSR-AR-56166Y842

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	5.69	2.72	5.93
Russell 3000 Total Return	29.45	12.92	15.12
Russell Midcap Value Total Return	27.21	8.57	10.40
Visit https://reinhartfunds.com for more recent performance information.
1	The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$88,021,966
Number of Holdings	42
Net Advisory Fee	$666,898
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Industry*	(%)**
Industrials	29.0%
Financials	22.3%
Consumer Staples	9.5%
Real Estate	7.9%
Information Technology	7.5%
Consumer Discretionary	6.9%
Health Care	5.8%
Utilities	2.7%
Materials	2.2%
Cash & Other	6.2%

Top 10 Issuers	(%)**
Paycom Software, Inc.	4.1%
Sensata Technologies Holding	3.6%
Affiliated Managers Group	3.3%
Microchip Technology, Inc.	3.3%
Lantheus Holdings	3.1%
Coca-Cola Consolidated, Inc.	3.1%
TransUnion	3.0%
Camden Property Trust - REIT	2.9%
Keysight Technologies, Inc.	2.9%
Tapestry, Inc.	2.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart Midcap PMV Fund	PAGE 2	TSR-AR-56166Y842

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 05/31/2026	FYE 05/31/2025
(a) Audit Fees	$49,250	$49,250
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$10,500	$10,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 05/31/2026	FYE 05/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 05/31/2026	FYE 05/31/2025
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Reinhart Genesis PMV Fund
Reinhart International PMV Fund
Reinhart Mid Cap PMV Fund
Core Financial Statements
May 31, 2026

Reinhart Genesis PMV Fund
Schedule of Investments
May 31, 2026

	Shares	Value
COMMON STOCKS - 96.0%
Communication Services - 2.0%
Madison Square Garden Sports Corp.(a)	38,500	$14,410,165
Consumer Discretionary - 13.6%
Dorman Products(a)	90,000	11,152,800
frontdoor(a)	300,065	18,625,035
Grand Canyon Education(a)	142,400	21,338,640
OneSpaWorld Holdings Ltd.	685,000	16,268,750
YETI Holdings, Inc.(a)	610,690	29,294,799
		96,680,024
Energy - 1.6%
Oceaneering International, Inc.(a)	290,000	11,086,700
Financials - 22.7%
Assured Guaranty	225,600	16,741,776
Euronet Worldwide(a)	311,000	22,541,280
First American Financial	263,000	17,418,490
First Citizens BancShares - Class A	15,030	29,917,366
First Hawaiian	445,490	12,019,320
Independent Bank Corp.	118,000	9,331,440
International Bancshares	122,020	8,804,963
Skyward Specialty Insurance Group, Inc.(a)	513,000	22,633,560
White Mountains Insurance Group	4,700	9,704,654
Wintrust Financial	87,187	13,098,103
		162,210,952
Health Care - 8.3%
AdaptHealth(a)	1,812,700	18,362,651
Encompass Health	72,920	7,718,582
ICU Medical, Inc.(a)	55,000	7,446,450
Lantheus Holdings(a)	262,000	26,016,600
		59,544,283
Industrials - 26.2%(b)
Cadre Holdings, Inc.	521,000	16,223,940
Hillman Solutions(a)	1,943,575	14,499,069
Insperity	603,830	20,814,020
Landstar System, Inc.	113,000	23,379,700
MAXIMUS	291,000	18,021,630
Modine Manufacturing(a)	96,445	26,899,475
Paycom Software, Inc.	219,000	30,587,730
U-Haul Holding Co.	313,187	16,291,988
V2X, Inc.(a)	242,000	20,117,460
		186,835,012

The accompanying notes are an integral part of these financial statements.

1

Reinhart Genesis PMV Fund
Schedule of Investments
May 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - 18.2%
ACI Worldwide(a)	431,000	$18,821,770
Axcelis Technologies, Inc.(a)	189,845	28,554,587
FormFactor(a)	112,000	13,954,080
InterDigital, Inc.	82,000	20,671,380
Silicon Motion Technology - ADR	174,000	48,175,380
		130,177,197
Real Estate - 3.4%
Americold Realty Trust - REIT	595,000	9,335,550
Ryman Hospitality Properties - REIT	126,440	14,557,037
		23,892,587
TOTAL COMMON STOCKS (Cost $509,648,170)		684,836,920
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.3%
First American Treasury Obligations Fund - Class X, 3.56%(c)	30,839,611	30,839,611
TOTAL MONEY MARKET FUNDS (Cost $30,839,611)		30,839,611
TOTAL INVESTMENTS - 100.3% (Cost $540,487,781)		$715,676,531
Liabilities in Excess of Other Assets - (0.3)%		(1,871,889)
TOTAL NET ASSETS - 100.0%		$713,804,642

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

2

Reinhart International PMV Fund
Schedule of Investments
May 31, 2026

	Shares	Value
COMMON STOCKS - 97.4%
Austria - 3.1%
BAWAG Group AG	400	$71,728
Canada - 4.5%
BOYD GROUP INC	550	60,898
Constellation Software	20	40,951
		101,849
China - 6.7%
JD Logistics(a)	55,000	90,494
NetEase - ADR	500	61,410
		151,904
France - 10.7%
Accor SA	1,600	87,149
Edenred	3,600	97,659
LVMH Moet Hennessy Louis Vuitton SE	110	60,164
		244,972
Germany - 3.5%
CTS Eventim AG	1,100	79,406
Greece - 1.9%
JUMBO SA	1,600	43,446
Ireland - 7.5%
Bank of Ireland Group plc	3,000	60,957
ICON PLC(a)	800	108,856
		169,813
Japan - 12.4%
Horiba Ltd.	500	82,305
Mercari(a)	4,000	106,314
Miura Co. Ltd.	3,000	60,523
Sanwa Holdings Corp.	1,500	34,207
		283,349
Mexico - 6.4%
Arca Continental SAB de CV	7,500	97,331
Bolsa Mexicana de Valores SAB de CV	23,000	48,595
		145,926
Philippines - 2.7%
International Container Terminal Services, Inc.	5,000	61,093
Portugal - 4.6%
Jeronimo Martins SGPS SA	5,000	105,909
Republic of Korea - 3.4%
Coway	1,300	77,534

The accompanying notes are an integral part of these financial statements.

3

Reinhart International PMV Fund
Schedule of Investments
May 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Taiwan - 14.3%
Silicon Motion Technology - ADR	800	$221,496
Taiwan Semiconductor Manufacturing - ADR	250	104,612
		326,108
United Kingdom - 10.7%
ConvaTec Group PLC	16,000	43,400
LivaNova PLC(a)	1,000	73,800
London Stock Exchange Group plc	400	48,399
Manchester United PLC - Class A(a)	3,700	77,737
		243,336
United States - 5.0%
Booking Holdings	250	41,857
Euronet Worldwide(a)	1,000	72,480
		114,337
TOTAL COMMON STOCKS (Cost $1,689,627)		2,220,710

	Contracts
WARRANTS - 0.0%(b)
Canada - 0.0%(b)
Constellation Software, Expires 03/31/2040, Exercise Price $11.50(a)(c)	20	0
TOTAL WARRANTS (Cost $0)		0

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.9%
First American Treasury Obligations Fund - Class X, 3.56%(d)	135,018	135,018
TOTAL MONEY MARKET FUNDS (Cost $135,018)		135,018
TOTAL INVESTMENTS - 103.3% (Cost $1,824,645)		$2,355,728
Liabilities in Excess of Other Assets - (3.3)%		(75,872)
TOTAL NET ASSETS - 100.0%		$2,279,856

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

4

Reinhart International PMV Fund
Schedule of Investments
May 31, 2026(Continued)
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
Sector Classification as of May 31, 2026
(% of Net Assets)

Information Technology	$449,364	19.7%
Consumer Discretionary	416,464	18.2
Financials	399,818	17.5
Industrials	307,215	13.5
Health Care	226,056	10.0
Communication Services	218,553	9.6
Consumer Staples	203,240	8.9
Money Market Funds	135,018	5.9
Liabilities in Excess of Other Assets	(75,872)	(3.3)
	$2,279,856	100.0%

The accompanying notes are an integral part of these financial statements.

5

REINHART MID CAP PMV FUND
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
COMMON STOCKS - 97.2%
Communication Services - 1.4%
Live Nation Entertainment(a)	7,575	$1,275,706
Consumer Discretionary - 6.9%
Duolingo, Inc.(a)	7,975	888,096
LKQ	57,410	1,556,959
Marriott International, Inc. - Class A	3,280	1,231,968
Tapestry, Inc.	16,790	2,442,274
		6,119,297
Consumer Staples - 9.5%
BJ’s Wholesale Club Holdings(a)	18,500	1,577,680
Coca-Cola Consolidated, Inc.	15,630	2,708,054
Dollar General Corp.	18,275	2,021,397
Sprouts Farmers Market(a)	24,390	2,015,102
		8,322,233
Energy - 2.0%
Baker Hughes, Class A	27,460	1,754,145
Financials - 22.3%
Affiliated Managers Group	9,570	2,898,274
American Financial Group	11,435	1,484,263
BOK Financial	10,121	1,295,893
Fidelity National Financial	41,590	1,969,287
Fidelity National Information Services	25,320	1,088,507
First Citizens BancShares - Class A	931	1,853,165
Intercontinental Exchange	13,530	2,000,410
LPL Financial Holdings	7,190	1,968,406
M&T Bank	8,830	1,908,251
Progressive	4,567	869,557
White Mountains Insurance Group	1,118	2,308,469
		19,644,482
Health Care - 5.8%
Encompass Health	22,962	2,430,528
Lantheus Holdings(a)	27,305	2,711,386
		5,141,914
Industrials - 29.0%(b)
A O Smith Corp.	37,670	2,136,642
Acuity, Inc.	7,970	2,431,727
Allison Transmission Holdings	13,470	1,529,249
Copart, Inc.(a)	31,205	1,022,588
Insperity	68,980	2,377,741
Landstar System, Inc.	10,715	2,216,933
Paycom Software, Inc.	25,805	3,604,184
Sensata Technologies Holding	64,500	3,185,655

The accompanying notes are an integral part of these financial statements.

6

REINHART MID CAP PMV FUND
SCHEDULE OF INVESTMENTS
May 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
SS&C Technologies Holdings	32,690	$2,207,229
TransUnion	36,500	2,611,940
U-Haul Holding, Series N	41,740	2,171,315
		25,495,203
Information Technology - 7.5%
Cognizant Technology Solutions - Class A	21,285	1,186,745
Keysight Technologies, Inc.(a)	7,540	2,551,008
Microchip Technology, Inc.	30,515	2,888,245
		6,625,998
Materials - 2.2%
Eagle Materials	8,775	1,940,855
Real Estate - 7.9%
Americold Realty Trust - REIT	143,115	2,245,474
Camden Property Trust - REIT	24,155	2,573,957
Rexford Industrial Realty - REIT	59,375	2,106,031
		6,925,462
Utilities - 2.7%
Xcel Energy, Inc.	29,465	2,342,468
TOTAL COMMON STOCKS (Cost $67,463,135)		85,587,763
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.0%
First American Treasury Obligations Fund - Class X, 3.56%(c)	2,600,472	2,600,472
TOTAL MONEY MARKET FUNDS (Cost $2,600,472)		2,600,472
TOTAL INVESTMENTS - 100.2% (Cost $70,063,607)		$88,188,235
Liabilities in Excess of Other Assets - (0.2)%		(166,269)
TOTAL NET ASSETS - 100.0%		$88,021,966

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

7

REINHART FUNDS
Statements of Assets and Liabilities
May 31, 2026

	Reinhart Genesis PMV Fund	Reinhart International PMV Fund	Reinhart Mid Cap PMV Fund
ASSETS:
Investments, at value	$715,676,531	$2,355,728	$88,188,235
Receivable for fund shares sold	399,687	1,031	1,334
Dividends receivable	377,464	5,982	63,630
Dividend tax reclaims receivable	—	1,720	—
Receivable from Adviser	—	3,599	—
Prepaid expenses and other assets	35,027	3,125	6,831
Total assets	716,488,709	2,371,185	88,260,030
LIABILITIES:
Payable for investments purchased	1,192,131	—	—
Payable for fund shares redeemed	768,807	—	27,534
Payable to Adviser	406,570	—	53,223
Payable for fund administration and accounting fees	184,653	32,439	62,805
Payable for transfer agent fees and expenses	36,403	2,453	28,788
Payable for audit fees	21,255	20,998	22,002
Payable for directors fees	18,421	16,883	17,742
Payable for custodian fees	12,000	3,597	2,115
Payable for distribution and shareholder servicing fees	7,727	—	11,581
Payable for compliance fees	5,833	5,834	5,834
Payable to custodian foreign currency, at value	—	479	—
Payable for expenses and other liabilities	30,267	8,646	6,440
Total liabilities	2,684,067	91,329	238,064
NET ASSETS	$ 713,804,642	$2,279,856	$88,021,966
Net Assets Consist of:
Paid-in capital	$514,339,413	$1,678,196	$66,530,923
Total distributable earnings	199,465,229	601,660	21,491,043
Total net assets	$ 713,804,642	$2,279,856	$88,021,966
Advisor Class
Net assets	$678,949,549	$2,279,856	$60,520,907
Shares issued and outstanding (unlimited shares authorized without par value)	36,251,493	164,546	3,567,833
Net asset value per share	$18.73	$13.86	$16.96
Institutional Class
Net assets	$—	$—	$3,251,153
Shares issued and outstanding (unlimited shares authorized without par value)	—	—	190,157
Net asset value per share	$—	$—	$17.10

The accompanying notes are an integral part of these financial statements.

8

REINHART FUNDS
Statements of Assets and Liabilities
May 31, 2026(Continued)

	Reinhart Genesis PMV Fund	Reinhart International PMV Fund	Reinhart Mid Cap PMV Fund
Investor Class
Net assets	$34,855,093	$—	$24,249,906
Shares issued and outstanding (unlimited shares authorized without par value)	1,882,038	—	1,428,960
Net asset value per share	$18.52	$—	$16.97
Cost:
Investments, at cost	$540,487,781	$1,824,645	$70,063,607
PROCEEDS:
Foreign currency proceeds	$—	$477	$—

The accompanying notes are an integral part of these financial statements.

9

Reinhart Funds
Statements of Operations
For the Year Ended May 31, 2026

	Reinhart Genesis PMV Fund	Reinhart International PMV Fund	Reinhart Mid Cap PMV Fund
INVESTMENT INCOME:
Dividend income	$6,766,541	$50,985	$1,843,918
Less: dividend withholding taxes	—	(5,696)	—
Less: issuance fees	(7,952)	(39)	—
Total investment income	6,758,589	45,250	1,843,918
EXPENSES:
Investment advisory fee (See Note 4)	5,541,558	21,415	906,039
Shareholder service costs - Advisor Class (See Note 5)	712,180	3,381	50,871
Shareholder service costs - Investor Class (See Note 5)	5,157	—	6,104
Fund administration and accounting fees (See Note 4)	356,768	113,411	128,648
Transfer agent fees (See Note 4)	73,906	8,666	58,336
Distribution expenses - Investor Class (See Note 5)	72,604	—	67,780
Federal and state registration fees	67,062	4,534	59,824
Custodian fees (See Note 4)	36,536	15,997	7,307
Reports to shareholders	27,332	2,236	—
Trustees’ fees	23,550	22,062	22,683
Audit fees	21,257	22,500	21,254
Compliance fees	11,670	11,670	11,670
Legal fees	8,281	10,481	6,272
Other expenses and fees	12,032	8,291	8,162
Total expenses	6,969,893	244,644	1,354,950
Expense waiver by Administrator, Transfer Agent, and Custodian	—	(48,150)	—
Fee waiver from Adviser	(1,359,151)	(175,080)	(239,141)
Net expenses	5,610,742	21,414	1,115,809
NET INVESTMENT INCOME	1,147,847	23,836	728,109
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	69,526,800	210,527	8,465,239
Foreign currency translation	—	(4,052)	—
Net realized gain (loss)	69,526,800	206,475	8,465,239
Net change in unrealized appreciation (depreciation) on:
Investments	103,785,456	250,755	(3,964,127)
Foreign currency translation	—	15	—
Net change in unrealized appreciation (depreciation)	103,785,456	250,770	(3,964,127)
Net realized and unrealized gain (loss)	173,312,256	457,245	4,501,112
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$174,460,103	$481,081	$5,229,221

The accompanying notes are an integral part of these financial statements.

10

Reinhart Funds
Statements of Changes in Net Assets

	Reinhart Genesis PMV Fund		Reinhart International PMV Fund
	Year Ended May 31,		Year Ended May 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$1,147,847	$1,233,095	$23,836	$27,162
Net realized gain (loss)	69,526,800	23,234,160	206,475	132,657
Net change in unrealized appreciation (depreciation)	103,785,456	(25,984,310)	250,770	86,750
Net increase (decrease) in net assets from operations	174,460,103	(1,517,055)	481,081	246,569
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Advisor Class	(39,131,659)	(21,298,786)	(178,267)	(158,322)
From earnings - Investor Class	(2,053,686)	(1,118,825)	—	—
Total distributions to shareholders	(41,185,345)	(22,417,611)	(178,267)	(158,322)
CAPITAL TRANSACTIONS:
Shares sold - Advisor Class	172,554,583	268,372,840	98,031	1,026,754
Shares issued from reinvestment of distributions - Advisor Class	36,224,822	20,457,780	178,267	158,322
Shares redeemed - Advisor Class	(135,061,009)	(193,010,540)	(464,599)	(826,177)
Shares sold - Investor Class	1,067,221	346,924	—	—
Shares issued from reinvestment of distributions - Investor Class	2,053,685	1,118,825	—	—
Shares redeemed - Investor Class	(310,696)	(9,422)	—	—
Net increase (decrease) in net assets from capital transactions	76,528,606	97,276,407	(188,301)	358,899
NET INCREASE (DECREASE) IN NET ASSETS	209,803,364	73,341,741	114,513	447,146
NET ASSETS:
Beginning of the year	504,001,278	430,659,537	2,165,343	1,718,197
End of the year	$713,804,642	$504,001,278	$2,279,856	$2,165,343
SHARES TRANSACTIONS
Shares sold - Advisor Class	10,414,789	16,577,688	8,111	88,826
Shares issued from reinvestment of distributions - Advisor Class	2,304,378	1,276,218	15,556	15,136
Shares redeemed - Advisor Class	(8,253,941)	(12,261,556)	(38,984)	(72,336)
Shares sold - Investor Class	65,511	21,977	—	—
Shares issued from reinvestment of distributions - Investor Class	131,985	70,366	—	—
Shares redeemed - Investor Class	(18,807)	(674)	—	—
Total increase (decrease) in shares outstanding	4,643,915	5,684,019	(15,317)	31,626

The accompanying notes are an integral part of these financial statements.

11

Reinhart Funds
Statements of Changes in Net Assets(Continued)

	Reinhart Mid Cap PMV Fund
	Year Ended May 31,
	2026	2025
OPERATIONS:
Net investment income (loss)	$728,109	$825,638
Net realized gain (loss)	8,465,239	3,634,196
Net change in unrealized appreciation (depreciation)	(3,964,127)	(732,865)
Net increase (decrease) in net assets from operations	5,229,221	3,726,969
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Advisor Class	(4,180,398)	(2,794,750)
From earnings - Institutional Class	(289,652)	(173,426)
From earnings - Investor Class	(1,605,673)	(847,762)
Total distributions to shareholders	(6,075,723)	(3,815,938)
CAPITAL TRANSACTIONS:
Shares sold - Advisor Class	4,701,132	3,586,112
Shares issued from reinvestment of distributions - Advisor Class	3,829,371	2,575,582
Shares redeemed - Advisor Class	(26,652,134)	(19,323,178)
Shares sold - Institutional Class	4,023,321	2,604,744
Shares issued from reinvestment of distributions - Institutional Class	286,981	171,337
Shares redeemed - Institutional Class	(6,479,650)	(1,128,033)
Shares sold - Investor Class	3,886,926	3,126,458
Shares issued from reinvestment of distributions - Investor Class	1,601,194	842,742
Shares redeemed - Investor Class	(8,827,020)	(2,157,949)
Net increase (decrease) in net assets from capital transactions	(23,629,879)	(9,702,185)
NET INCREASE (DECREASE) IN NET ASSETS	(24,476,381)	(9,791,154)
NET ASSETS:
Beginning of the year	112,498,347	122,289,501
End of the year	$88,021,966	$112,498,347
SHARES TRANSACTIONS
Shares sold - Advisor Class	278,101	203,108
Shares issued from reinvestment of distributions - Advisor Class	232,506	146,340
Shares redeemed - Advisor Class	(1,562,661)	(1,078,878)
Shares sold - Institutional Class	230,562	145,012
Shares issued from reinvestment of distributions - Institutional Class	17,298	9,675
Shares redeemed - Institutional Class	(386,170)	(61,582)
Shares sold - Investor Class	229,733	176,787
Shares issued from reinvestment of distributions - Investor Class	97,042	47,802
Shares redeemed - Investor Class	(525,494)	(121,399)
Total increase (decrease) in shares outstanding	(1,389,083)	(533,135)

The accompanying notes are an integral part of these financial statements.

12

REINHART GENESIS PMV FUND
FINANCIAL HIGHLIGHTS
ADVISOR CLASS

	Year Ended May 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$15.06	$15.49	$12.54	$12.61	$13.45
INVESTMENT OPERATIONS:
Net investment income	0.03(a)	0.04(a)	0.05	0.05	0.05
Net realized and unrealized gain (loss) on investments(b)	4.84	0.24	3.34	0.74	(0.29)
Total from investment operations	4.87	0.28	3.39	0.79	(0.24)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.04)	(0.06)	(0.03)	(0.09)
Net realized gains	(1.18)	(0.67)	(0.38)	(0.83)	(0.51)
Total distributions	(1.20)	(0.71)	(0.44)	(0.86)	(0.60)
Net asset value, end of year	$18.73	$15.06	$15.49	$12.54	$12.61
Total return	33.93%	1.55%	27.33%	6.97%	−1.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$678,950	$478,580	$405,900	$275,600	$263,100
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.19%	1.16%	1.16%	1.19%	1.16%
After expense waiver/recoupment	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	0.21%	0.25%	0.38%	0.39%	0.43%
Portfolio turnover rate	47%	44%	21%	47%	33%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

The accompanying notes are an integral part of these financial statements.

13

REINHART GENESIS PMV FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended May 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$14.92	$15.38	$12.46	$12.55	$13.39
INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01)(a)	0.00(a)(b)	0.02	0.02	0.03
Net realized and unrealized gain (loss) on investments(c)	4.80	0.23	3.31	0.74	(0.30)
Total from investment operations	4.79	0.23	3.33	0.76	(0.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.02)	(0.03)	(0.02)	(0.06)
Net realized gains	(1.18)	(0.67)	(0.38)	(0.83)	(0.51)
Total distributions	(1.19)	(0.69)	(0.41)	(0.85)	(0.57)
Net asset value, end of year	$18.52	$14.92	$15.38	$12.46	$12.55
Total return	33.67%	1.20%	27.04%	6.73%	−2.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$34,855	$25,422	$24,800	$19,300	$17,300
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.33%	1.33%	1.34%	1.37%	1.37%
After expense waiver/recoupment	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets	(0.04)%	0.00%(d)	0.13%	0.13%	0.18%
Portfolio turnover rate	47%	44%	21%	47%	33%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

14

REINHART INTERNATIONAL PMV FUND
FINANCIAL HIGHLIGHTS

	Year Ended May 31,
	2026	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$12.04	$11.59	$10.26	$10.00
INVESTMENT OPERATIONS:
Net investment income	0.13(a)	0.19(s)	0.17	0.13
Net realized and unrealized gain (loss) on investments(b)	2.66	1.51	1.36	0.24
Total from investment operations	2.79	1.70	1.53	0.37
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.30)	(0.11)	(0.06)
Net realized gains	(0.80)	(0.95)	(0.09)	(0.05)
Total distributions	(0.97)	(1.25)	(0.20)	(0.11)
Net asset value, end of period	$13.86	$12.04	$11.59	$10.26
Total return	24.82%	16.29%	15.00%	3.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,280	$2,165	$1,700	$1,400
Ratio of expenses to average net assets:
Before expense waiver/recoupment	10.85%	13.98%	14.66%	19.29%
After expense waiver/recoupment	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	1.06%	1.63%	1.57%	1.60%
Portfolio turnover rate	32%	67%	12%	11%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

The accompanying notes are an integral part of these financial statements.

15

REINHART MID CAP PMV FUND
FINANCIAL HIGHLIGHTS
ADVISOR CLASS

	Year Ended May 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$17.10	$17.20	$15.75	$18.32	$18.22
INVESTMENT OPERATIONS:
Net investment income	0.13(a)	0.13(a)	0.15	0.14(s)	0.19
Net realized and unrealized gain (loss) on investments(b)	0.85	0.35	2.28	(1.84)	0.12
Total from investment operations	0.98	0.48	2.43	(1.70)	0.31
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.13)	(0.16)	(0.14)	(0.21)
Net realized gains	(0.98)	(0.45)	(0.82)	(0.73)	—
Total distributions	(1.12)	(0.58)	(0.98)	(0.87)	(0.21)
Net asset value, end of year	$16.96	$17.10	$17.20	$15.75	$18.32
Total return	5.94%	2.73%	15.71%	−9.56%(c)	1.68%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$60,521	$78,995	$92,000	$116,100	$172,600
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.30%	1.26%	1.25%	1.20%	1.16%
After expense waiver/recoupment	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	0.79%	0.73%	0.75%	0.84%	1.00%
Portfolio turnover rate	21%	32%	18%	42%	31%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Net increase from payments by investment adviser on disposal of investments due to trade error added 0.22% to this return.
The accompanying notes are an integral part of these financial statements.

16

REINHART MID CAP PMV FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended May 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$17.22	$17.29	$15.82	$18.40	$18.27
INVESTMENT OPERATIONS:
Net investment income	0.15(a)	0.16(a)	0.18	0.17(a)	0.21
Net realized and unrealized gain (loss) on investments(b)	0.86	0.36	2.28	(1.88)	0.13
Total from investment operations	1.01	0.52	2.46	(1.71)	0.34
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.14)	(0.17)	(0.14)	(0.21)
Net realized gains	(0.98)	(0.45)	(0.82)	(0.73)	—
Total distributions	(1.13)	(0.59)	(0.99)	(0.87)	(0.21)
Net asset value, end of year	$17.10	$17.22	$17.29	$15.82	$18.40
Total return	6.12%	2.94%	15.84%	−9.54%(c)	1.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,251	$5,655	$4,100	$3,800	$34,100
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.21%	1.19%	1.21%	1.09%	1.12%
After expense waiver/recoupment	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	0.87%	0.88%	0.90%	0.99%	1.15%
Portfolio turnover rate	21%	32%	18%	42%	31%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Net increase from payments by investment adviser on disposal of investments due to trade error added 0.22% to this return.
The accompanying notes are an integral part of these financial statements.

17

REINHART MID CAP PMV FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended May 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$17.11	$17.20	$15.76	$18.35	$18.23
INVESTMENT OPERATIONS:
Net investment income	0.09(a)	0.09(a)	0.09	0.10(a)	0.12
Net realized and unrealized gain (loss) on investments(b)	0.85	0.35	2.30	(1.84)	0.14
Total from investment operations	0.94	0.44	2.39	(1.74)	0.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.08)	(0.13)	(0.12)	(0.14)
Net realized gains	(0.98)	(0.45)	(0.82)	(0.73)	—
Total distributions	(1.08)	(0.53)	(0.95)	(0.85)	(0.14)
Net asset value, end of year	$16.97	$17.11	$17.20	$15.76	$18.35
Total return	5.69%	2.47%	15.41%	−9.77%(c)	1.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$24,250	$27,848	$26,200	$22,700	$25,800
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.50%	1.57%	1.48%	1.41%	1.48%
After expense waiver/recoupment	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	0.53%	0.48%	0.50%	0.58%	0.75%
Portfolio turnover rate	21%	32%	18%	42%	31%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Net increase from payments by investment adviser on disposal of investments due to trade error added 0.22% to this return.
The accompanying notes are an integral part of these financial statements.

18

REINHART FUNDS
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Reinhart Mid Cap PMV Fund (the “Mid Cap Fund”), Reinhart Genesis PMV Fund (the “Genesis Fund”) and Reinhart International PMV Fund (the “International Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of the Funds is long-term capital appreciation. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services – Investment Companies. The Mid Cap Fund commenced operations on June 1, 2012, the Genesis Fund commenced operations on June 1, 2018 and the International Fund commenced operations on June 1, 2022. The Mid Cap Fund currently offers three classes of shares, the Investor Class, Advisor Class and the Institutional Class. The Mid Cap Fund Institutional Class commenced operations on September 29, 2017. The Genesis Fund currently offers two classes of shares, the Investor Class and the Advisor Class. The International Fund currently offers one class of shares, the Advisor Class. Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. The Investor Class and Advisor Class shares are subject to a maximum 0.15% shareholder servicing fee. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the year ended May 31, 2026, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. As of and during the year ended May 31, 2026, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the year ended May 31, 2023.
Foreign Taxes – The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments, or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of May 31, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Security Transactions and Investment Income – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Funds distribute all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains

19

REINHART FUNDS
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026(Continued)
may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
For the year ended May 31, 2026, the Genesis Fund increased paid-in capital and decreased distributable earnings by $3,311,059. The Mid Cap Fund increased paid-in capital and decreased distributable earnings by $1,254,835. The reclassifications were primarily attributed to the use of equalization.
Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.15% of Investor Class and Advisor Class shares and 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
New Accounting Pronouncements – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds each operate as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Chief Compliance Officer at Reinhart Partners, LLC (the “Adviser”), who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures. Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for period were determined to not be significant.
3. SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in

20

REINHART FUNDS
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026(Continued)
valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.
Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds (“ETFs”) and real estate investment trusts (“REITs”) that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. All foreign securities, with the exception of Canadian and Mexican securities and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to be in Level 2 of the fair value hierarchy.
Rights and Warrants – Rights and warrants are valued at the last reported sale price on the exchange which they are traded. If they are not actively traded on the exchange, a fair value will be applied and they will be categorized in Level 3 of the fair value hierarchy.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Reinhart Partners, LLC (the “Adviser”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

21

REINHART FUNDS
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2026:
Genesis Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$684,836,920	$—	$—	$684,836,920
Short-Term Investments	30,839,611	—	—	30,839,611
Total Investments in Securities	$715,676,531	$—	$—	$715,676,531

International Fund

	Level 1	Level 2	Level 3*	Total
Common Stocks	$1,159,378	$1,061,332	$—	$2,220,710
Warrants	—	—	—	—
Short-Term Investments	135,018	—	—	135,018
Total Investments in Securities	$1,294,396	$1,061,332	$—	$2,355,728

Mid Cap Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$85,587,763	$—	$—	$85,587,763
Short-Term Investments	2,600,472	—	—	2,600,472
Total Investments in Securities	$88,188,235	$—	$—	$88,188,235

*	Additional Level 3 disclosures were deemed to be immaterial.
Refer to the Schedule of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with Reinhart Partners, LLC (the “Adviser”) to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following rates:

Fund
Genesis Fund	0.95%
International Fund	0.95%
Mid Cap Fund	0.90%

The Funds’ Adviser has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund	Investor Class	Advisor Class	Institutional Class
Genesis Fund	1.20%	0.95%	N/A
International Fund	N/A	0.95%	N/A
Mid Cap Fund	1.30%	1.05%	0.90%

Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense

22

REINHART FUNDS
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026(Continued)
limit in effect at the time of recoupment. The Operating Expenses Limitation Agreements are indefinite in term and cannot be terminated through at least September 28, 2029, for the Mid Cap Fund, and September 28, 2026, for the Genesis Fund and the International Fund. Thereafter, the agreements may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Fund	Expiration	Amount
Genesis Fund	June 2026 - May 2027	$742,406
	June 2027 - May 2028	$1,057,860
	June 2028 - May 2029	$1,359,151
International Fund	June 2026 - May 2027	$167,563
	June 2027 - May 2028	$168,693
	June 2028 - May 2029	$175,080
Mid Cap Fund	June 2026 - May 2027	$265,036
	June 2027 - May 2028	$274,616
	June 2028 - May 2029	$239,141

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and chief compliance officer services for the year ended May 31, 2026, are disclosed in the Statements of Operations. For the International Fund, the Administrator waived $45,750 in fund administration and transfer agent fees; and the Custodian waived $2,400 in custody fees. The custody fee waiver was voluntary and was not required pursuant to any contractual fee waiver or expense limitation arrangement.
5. DISTRIBUTION & SHAREHOLDER SERVICE FEES
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of the Investor Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended May 31, 2026, the Funds incurred the following expenses pursuant to the Plan:

Fund	Amount
Genesis Fund	$72,604
International Fund	N/A
Mid Cap Fund	$67,780

The Funds have entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Funds may pay a servicing fee at an annual rate up to 0.15% of the average daily net assets of the Investor Class and Advisor Class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone

23

REINHART FUNDS
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026(Continued)
facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended May 31, 2026, the Funds incurred the following expenses pursuant to the Plan:

Fund	Investor Class	Advisor Class
Genesis Fund	$5,157	$712,180
International Fund	N/A	3,381
Mid Cap Fund	6,104	50,871

6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Funds for the period end May 31, 2026, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Genesis Fund	$—	$—	$287,905,488	$263,861,631
International Fund	$—	$—	$713,759	$1,076,542
Mid Cap Fund	$—	$—	$20,956,480	$48,927,614

7. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at May 31, 2026, the Funds’ most recent fiscal year end, were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Appreciation	Federal Income Tax Cost
Genesis Fund	$209,342,689	$(44,537,457)	$164,805,232	$550,871,299
International Fund	646,491	(141,027)	505,464	1,850,290
Mid Cap Fund	25,822,166	(8,199,751)	17,622,415	70,565,820

The difference between book-basis and tax basis unrealized appreciation is attributable primarily to the differences in tax treatment of wash sales.
At May 31, 2026, the Funds’ most recent fiscal year end, components of accumulated loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Appreciation	Total Distributable Earnings
Genesis Fund	$10,631,745	$24,028,252	$164,805,232	$199,465,229
International Fund	—	96,196	505,464	601,660
Mid Cap Fund	—	3,868,628	17,622,415	21,491,043

As of May 31, 2026, the Funds’ most recent fiscal year end, the Funds did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. The Funds do not plan to defer any qualified late-year losses.

24

REINHART FUNDS
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026(Continued)
The tax character of distributions paid during the year ended May 31, 2026, were as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
Genesis Fund	$1,254,863	$39,930,482	$41,185,345
International Fund	52,640	125,627	178,267
Mid Cap Fund	903,816	5,171,907	6,075,723

The tax character of distributions paid during the year ended May 31, 2025, were as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
Genesis Fund	$6,651,210	$15,766,401	$22,417,611
International Fund	47,849	110,473	158,322
Mid Cap Fund	849,801	2,966,137	3,815,938

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
8. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2026, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held	Type of Ownership
Genesis Fund	Morgan Stanley Smith Barney, LLC	31.49%	Record
International Fund	National Financial Services, LLC	59.07%	Record
	James Reinhart	37.98%	Beneficial
Mid Cap Fund	Morgan Stanley Smith Barney, LLC	28.95%	Record

9. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

25

Reinhart Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Reinhart Funds
and Board of Trustees of Managed Portfolio Series
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Reinhart Funds comprising of the funds listed below (“Reinhart Funds” or the “Funds”), each a series of Managed Portfolio Series, as of May 31, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Reinhart Genesis PMV Fund Reinhart Mid Cap PMV Fund	For the year ended May 31, 2026	For the years ended May 31, 2026 and 2025	For the years ended May 31, 2026, 2025, 2024, 2023, and 2022
Reinhart International PMV Fund	For the year ended May 31, 2026	For the years ended May 31, 2026 and 2025	For the years ended May 31, 2026, 2025, 2024, and 2023

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
July 24, 2026

26

Reinhart Funds
ADDITIONAL INFORMATION
May 31, 2026 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are each available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-774-3863.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds' Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-774-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-774-3863, or (2) on the SEC’s website at www.sec.gov.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended May 31, 2026, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund
Genesis Fund	42.24%
International Fund	95.70%
Mid Cap Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2026, was as follows:

Fund
Genesis Fund	37.64%
International Fund	0.95%
Mid Cap Fund	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) were as follows:

Fund
Genesis Fund	35.96%
International Fund	27.76%
Mid Cap Fund	0.00%

FOREIGN TAX CREDIT PASS THROUGH
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended May 31, 2026. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Fund	Gross Foreign Income	Foreign tax Paid
International Fund	$47,099	$4,845

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes. Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

27

Reinhart Funds
ADDITIONAL INFORMATION
May 31, 2026 (Unaudited)(Continued)
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See the Statement of Operations.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

28

INVESTMENT ADVISER
Reinhart Partners, LLC
11090 North Weston Drive
Mequon, WI 53092
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
875 East Wisconsin Avenue, Suite 210
Milwaukee, WI 53202
LEGAL COUNSEL
Morgan, Lewis, & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004
This report must be accompanied or preceded by a prospectus.
The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-855-774-3863.
RH-RPSEMI

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

At a special meeting of the shareholders of the Funds (the “Special Meeting”) held on December 12, 2025, the shareholders approved a new investment advisory agreement (the “New Advisory Agreement”) between the Adviser and the Trust, on behalf of the Funds. The New Advisory Agreement was approved by the Board of Trustees and by shareholders of the Funds in anticipation of a change in ownership of the Adviser that would result in the termination of the previously effective investment advisory agreement between the Adviser and the Trust, on behalf of the Funds. Each Fund’s shareholders of record as of October 9, 2025, were entitled to vote at the Special Meeting

As of the record date, for the Mid Cap Fund, of the 3,610,440.295 shares present by proxy (representing 57.274% of total outstanding shares), 3,595,258.521 shares or 99.580% voted in favor (representing 57.034% of total outstanding shares), 11,249.542 shares or 0.312% voted against (representing 0.178% of total outstanding shares), and 3,932.232 shares or 0.108% abstained from voting (representing 0.062% of total outstanding shares).

As of the record date, for the Genesis Fund, of the 19,232,515.076 shares present by proxy (representing 55.952% of total outstanding shares), 19,177,497.656 shares or 99.714% voted in favor (representing 55.793% of total outstanding shares), 6,754.819 shares or 0.036% voted against (representing 0.019% of total outstanding shares), and 48,262.601 shares or 0.250% abstained from voting (representing 0.140% of total outstanding shares).

As of the record date, for the International Fund, of the 120,614.196 shares present by proxy (representing 65.392% of total outstanding shares), 120,614.196 shares or 100% voted in favor (representing 65.392% of total outstanding shares). There were no shares that voted against or that abstained from voting.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) “Filed herewith”

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	August 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	August 3, 2026

By (Signature and Title)*	/s/ Aaron Johanson
Aaron Johanson, Principal Financial Officer

Date	August 3, 2026

* Print the name and title of each signing officer under his or her signature.